Nature of Operations and Items Impacting Basis of Presentation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dividends	$ 4.7	$ 6.0	$ 15.8
Dividends from retained earnings	1.3
Dividends from additional paid in capital	3.4
Assurant Employee Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred gain on disposal	$ 0.1